EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2014
EARNINGS PER SHARE
EARNINGS PER SHARE

17. EARNINGS PER SHARE

           The following table sets forth the computation of basic and diluted earnings (loss) per share for the years indicated:

	Years Ended December 31,
	2012	2013		2014
	(In U.S. dollars, except share and per share data)
Numerator:
Net income (loss) attributable to Canadian Solar Inc.—basic	$(195,468,691)		$31,659,276	$239,501,317
Dilutive effect of convertible notes interest	—		—	4,641,363

Net income attributable to Canadian Solar Inc.—diluted	(195,468,691)		31,659,276	244,142,680

Denominator:
Denominator for basic calculation—weighted average number of common shares—basic	43,190,778		46,306,739	54,408,037
Diluted effects of share number from share options and RSUs	—		4,081,545	2,051,601
Dilutive effects of share number from convertible notes	—		—	2,894,977

Denominator for diluted calculation—weighted average number of common shares—diluted	43,190,778		50,388,284	59,354,615

Basic earnings (loss) per share	$(4.53)		$0.68	$4.40

Diluted earnings (loss) per share	$(4.53)	$	$ 0.63	$4.11

           The following table sets forth anti-dilutive shares excluded from the computation of diluted earnings (loss) per share for the years indicated.

	Years Ended December 31,
	2012	2013	2014
Share options and RSUs	4,288,008	434,529	95,422
Warrant	4,273,102	—	—

	8,561,110	434,529	95,422